Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Monthly rental payments				$ 5,794		$ 4,693
Rent expenses		$ 23,826	$ 47,373	52,715	$ 154,838
Legal settlements and related fees		$ 624,283		624,283
Reductions to outstanding loan principal				$ 178,982
Annual interest rate		12.00%		12.00%
Outstanding loans		$ 230,227		$ 230,227
Debt maturity period, description				May 2019 and April 2022
Percentage of net profit interest						20.00%
Three Parties [Member]
Percentage of net profit interest				20.00%
Health Insurance Premiums [Member]
Professional consulting contract expense				$ 0
Chief Executive Officer [Member]
Professional consulting contract expense	$ 1,000,000			$ 300,000		$ 1,000,000
Consulting contract term				1 year 6 months
Amount of discretionary bonus with health insurance				$ 1,200,000
Amount of discretionary bonus with health insurance for each quarter				$ 300,000
Operating Facility Lease [Member]
Lease expire date				Sep. 30, 2020